Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Summary of Accrued Expenses

Accrued expenses consisted of the following:

($ in thousands)	June 30, 2023	December 31, 2022
Accrued commitment fee, equity line of credit	$—	$1,500
Accrued bonus	502	450
Accrued director remuneration	244	61
Accrued settlement	150	—
Accrued interest	72	112
Accrued legal	51	80
Accrued research and development	19	18
Other	57	24
Total accrued expenses	$1,095	$2,245

Accrued expenses consisted of the following amounts as of December 31, 2022 and 2021:

($ in thousands)	2022	2021
Accrued commitment fee, equity line of credit	$1,500	$—
Accrued bonus	450	—
Accrued interest	112	72
Accrued legal	80	27
Accrued director remuneration	61	—
Accrued research and development	18	58
Accrued other	24	29
Total accrued expenses	$2,245	$186